Subsequent Events (Details) - Related Party [Domain]											1 Months Ended				3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 08, 2015 USD ($) shares	May. 20, 2015 $ / shares shares	Nov. 10, 2014 $ / shares shares	Oct. 03, 2014 USD ($) $ / shares shares	Sep. 09, 2014 $ / shares	Jul. 15, 2014 $ / shares	Dec. 13, 2013 $ / shares	Nov. 12, 2013 $ / shares	Oct. 18, 2013 $ / shares	Oct. 10, 2013 $ / shares	Jul. 29, 2015 $ / shares shares	Nov. 30, 2014 USD ($) ft²	Nov. 21, 2014 $ / shares shares	Oct. 31, 2013 $ / shares	Jun. 30, 2015 USD ($) $ / shares shares	Jun. 30, 2014 USD ($) shares	Jun. 30, 2015 USD ($) $ / shares shares	Jun. 30, 2014 USD ($) shares	Sep. 30, 2014 USD ($) $ / shares shares	Sep. 30, 2013 USD ($) $ / shares shares
Subsequent Event (Textual)
Aggregate principal amount | $															$ 10,000,000		$ 10,000,000
Number of common stock issued																	296,402			50,000
Issued number of common stock, value | $															1,000,000		$ 1,067,044			$ 245,000
Convertible notes, principal amount | $															9,012,351		$ 9,012,351		$ 3,708,000	$ 3,758,000
Computation of potentially dilutive securities																	3,259,086	5,209,500	4,709,500	5,656,095
Option vested																	160,986	335,000	6,266,334	5,832,400
Number of warrants expired																			1,000,000
Number of options expired																			2,000,000
Rent expense | $															$ 89,629	$ 50,487	$ 236,474	$ 163,070	$ 216,811	$ 217,817
Common stock, par value | $ / shares															$ 0.01		$ 0.01		$ 0.001	$ 0.001
Phil Livingston [Member]
Subsequent Event (Textual)
Option vested		48,000
Stock options, exercise price | $ / shares		$ 3.318	$ 3.03		$ 4.20	$ 0.38	$ 5.28	$ 0.632		$ 6.09
Chief Financial Officer [Member]
Subsequent Event (Textual)
Number of common stock issued																			2,500
Issued number of common stock, value | $																			$ 14,500
Stock options, exercise price | $ / shares									$ 0.62					$ 6.20
Common Stock [Member]
Subsequent Event (Textual)
Number of common stock issued																				500,000
Issued number of common stock, value | $																	$ 648,356	$ 40,150		$ 245,000
Computation of potentially dilutive securities																		775,600	775,600	785,600
Stock options, exercise price | $ / shares					$ 3.82
Warrants purchases															20,000	30,150	20,000	30,150
Subsequent Event [Member]
Subsequent Event (Textual)
Aggregate principal amount | $				$ 10,000,000
Number of common stock issued											25,000
Stock options, exercise price | $ / shares													$ 0.2805
Area of land | ft²												4,045
Rent expense | $												$ 133,485
Subsequent event, description													The target bonus for the Chief Executive Officer is 50% of his base salary and for the Chief Financial Officer, the target bonus is 40% of this base salary. Eighty percent of the cash bonus shall be based upon the target net revenues and gross margins of the Company with 20% of the cash bonus based upon individual key performance indicators. Fifty percent of the target cash bonus will be paid if threshold performance of 80% of the Target Performance is achieved, 100% of the target cash bonus will be paid if the Target Performance is reached, with 150% of the cash bonus paid if 120% of the Target Performance is achieved.
Warrants purchases											25,000
Warrants exercise price | $ / shares											$ 2.50
Reverse stock split											1-for-10
Common stock, par value | $ / shares											$ 0.001
Subsequent Event [Member] | Hipcricket Inc [Member]
Subsequent Event (Textual)
Number of common stock issued	620,560
Issued number of common stock, value | $	$ 1,300,000
Business Combination, Consideration Transferred, Including Equity Interest in Acquiree Held Prior to Combination | $	$ 620,560
Subsequent Event [Member] | Phil Livingston [Member]
Subsequent Event (Textual)
Option vested			250,000
Stock options, exercise price | $ / shares			$ 0.303
Subsequent Event [Member] | Chief Executive Officer [Member]
Subsequent Event (Textual)
Option to purchase of common stock shares													1,050,000
Subsequent Event [Member] | Chief Financial Officer [Member]
Subsequent Event (Textual)
Option to purchase of common stock shares													420,000
Subsequent Event [Member] | Subscription Agreement [Member]
Subsequent Event (Textual)
Aggregate principal amount | $				$ 1,000,000
Number of common stock issued				261,954
Stock price per share | $ / shares				$ 3.817
Debt Instrument stated percentage				10.00%
Amortization payments | $				$ 333,334
Purchasers upon repayment of the notes | $				$ 350,000
Percentage of principal amount				5.00%
Notes and a structuring fee to the Investors | $				$ 9,850,000
Notes term				42 months
Description of variable rate basis				Note shall bear interest at a rate equal to LIBOR plus 9% per annum. Such interest shall be paid in cash except that 2% per annum of the interest shall be paid-in-kind.
Payment term monetization revenues description				we shall pay the Revenue Participant up to 50% of Monetization Revenues totaling (i) $5,000,000, if paid in full prior to March 31, 2018 and (ii) $7,500,000 thereafter.
Percentage of monetization revenues				85.00%